Subsequent Events - Additional Information (Details)																					3 Months Ended	12 Months Ended
	Aug. 30, 2020 $ / shares shares	May 12, 2020 shares	May 07, 2020 $ / shares shares	May 01, 2020 USD ($) shares	Apr. 24, 2020 USD ($)	Apr. 16, 2020 USD ($) d $ / shares	Apr. 09, 2020 USD ($) $ / shares shares	Apr. 07, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 20, 2020 USD ($)	Mar. 11, 2020 USD ($)	Mar. 09, 2020 INR (₨) ₨ / shares	Feb. 21, 2020 $ / shares shares	Feb. 20, 2020 USD ($) $ / shares shares	Feb. 07, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares		Nov. 25, 2019 shares	Nov. 19, 2019 $ / shares shares	Oct. 01, 2019 shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 29, 2020 $ / shares shares	Mar. 20, 2020 EUR (€)	Mar. 11, 2020 EUR (€)	Mar. 06, 2020 USD ($)	Feb. 29, 2020 ₨ / shares	Jan. 31, 2020 USD ($)	Jan. 30, 2020 INR (₨)	Jan. 23, 2020 USD ($) $ / shares	Dec. 13, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 12, 2017 $ / shares
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity | $									$ 6,600,000							$ 5,600,000					$ 6,600,000	$ 5,600,000										$ 4,600,000
Amounts owed to Service Firms | $																					$ 13,100,000	$ 13,100,000
Preferred stock, par value | $ / shares									$ 0.0001							$ 0.0001					$ 0.0001	$ 0.0001										$ 0.0001
Interest variable rate																					1.00%	1.00%
Common stock value | $									$ 2,000							$ 2,000	[1]				$ 2,000	$ 2,000 [1]										$ 1,000	[1]
Common stock, shares issued									20,254,217							19,977,113		19,977,113			20,254,217	19,977,113
Common stock, par value | $ / shares									$ 0.0001							$ 0.0001					$ 0.0001	$ 0.0001												$ 0.0001
Conversion of stock, shares converted																		1,321,756
Warrants issued				0
Kaleyra S.p.A
Subsequent Event [Line Items]
Common stock, shares issued																																10,687,106
Common stock, par value | $ / shares																																$ 0.0001
Cowen Investments and Chardan
Subsequent Event [Line Items]
Debt instrument face amount | $				$ 2,700,000
Aggregate settlement of investment shares				440,595
Cowen Investments
Subsequent Event [Line Items]
Debt instrument face amount | $				$ 2,300,000
Aggregate settlement of investment shares				374,506
Conversion of stock, shares converted				303,171
Chardan
Subsequent Event [Line Items]
Debt instrument face amount | $				$ 405,000
Aggregate settlement of investment shares				66,089
Conversion of stock, shares converted				53,501
Monte dei Paschi di Siena S.p.A.
Subsequent Event [Line Items]
Interest rate																0.95%						0.95%
Interest variable rate																						0.95%
Maximum
Subsequent Event [Line Items]
Interest variable rate																					7.60%	7.60%
Minimum
Subsequent Event [Line Items]
Interest variable rate																					0.60%	0.60%
Northland Securities
Subsequent Event [Line Items]
Business combination, share price | $ / shares																$ 0.0001						$ 0.0001
Amounts owed to Service Firms | $																$ 100,000
Consummated business combination share																140,000
Northland Securities | Promissory Note
Subsequent Event [Line Items]
Debt instrument face amount | $																$ 400,000						$ 400,000				$ 400,000
Interest rate																										8.00%
Cowen and Company, LLC and Chardan Capital markets, LLC | Scenario Forecast
Subsequent Event [Line Items]
Amounts owed to Service Firms | $						$ 5,400,000
Forward Share Purchase Agreements | Greenhaven
Subsequent Event [Line Items]
Business combination, share price | $ / shares													$ 11.00	$ 11.00
Business combination payment for stock purchased | $														$ 152,000
Business combination payment for number of stock purchased														60,996
Forward Share Purchase Agreements | Greenhaven | Scenario Forecast
Subsequent Event [Line Items]
Business combination, share price | $ / shares	$ 11.70
Business combination, shares acquired	700,000
Forward Share Purchase Agreements | Greenhaven | Open Market
Subsequent Event [Line Items]
Business combination, share price | $ / shares																														$ 11.70
Sale of stock price per share | $ / shares																														$ 8.50
Forward Share Purchase Agreements | Greenhaven | Common Stock
Subsequent Event [Line Items]
Repurchases of common stock, shares														235,169
Repurchases of common stock, value | $														$ 2,600,000
Consummated business combination share																					6,034
Forward Share Purchase Agreements | Greenhaven | Maximum
Subsequent Event [Line Items]
Business combination, shares acquired													248,963
Forward Share Purchase Agreements | Greenhaven | Minimum | Open Market
Subsequent Event [Line Items]
Business combination, share price | $ / shares																															$ 10.50
Forward Share Purchase Agreements | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, shares acquired																				3,750,000
Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Scenario Forecast
Subsequent Event [Line Items]
Percentage of increase in share purchase price			1.00%
Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Minimum | Open Market
Subsequent Event [Line Items]
Business combination, share price | $ / shares																															$ 10.50
Forward Share Purchase Agreements | Yakira | Yakira Shares
Subsequent Event [Line Items]
Business combination, share price | $ / shares																			$ 10.50
Sale of stock price per share | $ / shares																			$ 10.5019
Consummated business combination share																			1,084,150
Forward Share Purchase Agreements | Yakira | Yakira Shares | Previously Reported
Subsequent Event [Line Items]
Consummated business combination share																			1,083,750
Forward Share Purchase Agreements | Yakira | Maximum | Yakira Shares
Subsequent Event [Line Items]
Business combination, share price | $ / shares																			$ 10.6819
Forward Share Purchase Agreements | Yakira | Minimum | Yakira Shares
Subsequent Event [Line Items]
Sale of stock price per share | $ / shares																			$ 10.50
Forward Share Purchase Agreement Fourth Right | Kepos Alpha Fund L.P. | Scenario Forecast
Subsequent Event [Line Items]
Business combination, share price | $ / shares			$ 10.92
Business combination, shares acquired			46,137
Forward Share Purchase Agreement Fifth Right | Kepos Alpha Fund L.P. | Scenario Forecast
Subsequent Event [Line Items]
Business combination, share price | $ / shares			$ 10.82
Business combination, shares acquired			93,676
Business combination number of shares acquired applicable for price increase after closing date			93,676
Modification of 2018 Solutions Infini Purchase Agreement | Preferred Stock | COVID-19
Subsequent Event [Line Items]
Preference shares, performance bonuses | $																												$ 1,400,000
Modification of 2018 Solutions Infini Purchase Agreement | Preferred Stock | COVID-19 | Previously Reported
Subsequent Event [Line Items]
Preference shares, performance bonuses | $																												1,500,000
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Subsequent Event [Line Items]
Preferred stock, par value | ₨ / shares																											₨ 10.0
Preferred share obligation									$ 2,000			₨ 132,000									$ 2,000							2,000
Performance bonuses to be paid date, year												2020
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini | Preferred Stock | COVID-19
Subsequent Event [Line Items]
Preference shares, performance bonuses | $																												3,500,000
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini | Preferred Stock | COVID-19 | Previously Reported
Subsequent Event [Line Items]
Preference shares, performance bonuses | $																												3,700,000
Resale Registration Statement | Cowen and Company, LLC and Chardan Capital markets, LLC | Scenario Forecast
Subsequent Event [Line Items]
Common stock value | $						$ 2,700,000
Warrants exercise price | $ / shares						$ 0.01
Beneficial ownership limitation percentage						4.99%
Settlement shares, threshold percentage						15.00%
Settlement shares, trailing days | d						10
Resale Registration Statement | Cowen and Company, LLC and Chardan Capital markets, LLC | Scenario Forecast | Convertible Notes
Subsequent Event [Line Items]
Debt instrument, term						3 years
Interest rate						5.00%
Convertible notes | $						$ 2,700,000
Convertible notes, threshold percentage						5.00%
Convertible notes, trailing days | d						10
Subsequent Event
Subsequent Event [Line Items]
Line of credit facility payment | $					$ 350,000
Common stock, par value | $ / shares																							$ 0.0001
Common stock grant date value per share | $ / shares																							$ 7.00
Subsequent Event | Intesa SanPaolo S.p.A. | Kaleyra S.p.A
Subsequent Event [Line Items]
Deferment of debt repayments to next 12 months | $									$ 412,000
Subsequent Event | Intesa SanPaolo S.p.A. | Buc Mobile
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity | $																														$ 1,000,000
Subsequent Event | Unicredit | Kaleyra S.p.A
Subsequent Event [Line Items]
Deferment of debt repayments to next 12 months | $							$ 1,600,000
Subsequent Event | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Repurchases of common stock, shares							50,000
Repurchases of common stock, value | $							$ 500,000
Subsequent Event | Cowen and Company, LLC and Chardan Capital markets, LLC
Subsequent Event [Line Items]
Amounts owed to Service Firms | $						$ 5,400,000
Subsequent Event | Forward Share Purchase Agreements | Greenhaven
Subsequent Event [Line Items]
Business combination, share price | $ / shares													$ 11.00	$ 11.00
Business combination payment for stock purchased | $														$ 152,000
Business combination payment for number of stock purchased														60,996
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Scenario Forecast
Subsequent Event [Line Items]
Business combination, share price | $ / shares	$ 11.70
Business combination, shares acquired	700,000
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Open Market
Subsequent Event [Line Items]
Business combination, share price | $ / shares																														$ 11.70
Sale of stock price per share | $ / shares																														$ 8.50
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Common Stock
Subsequent Event [Line Items]
Repurchases of common stock, shares														235,169
Repurchases of common stock, value | $														$ 2,600,000
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Maximum
Subsequent Event [Line Items]
Business combination, shares acquired													248,963
Subsequent Event | Forward Share Purchase Agreements | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Percentage of increase in share purchase price			1.00%
Percentage of penalty payments								18.00%
Subsequent Event | Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Open Market
Subsequent Event [Line Items]
Sale of stock price per share | $ / shares								$ 7.00
Subsequent Event | Forward Share Purchase Agreements | Yakira
Subsequent Event [Line Items]
Consummated business combination share		1,084,150
Subsequent Event | Forward Share Purchase Agreements | Yakira | Yakira Shares
Subsequent Event [Line Items]
Business combination, share price | $ / shares															$ 10.93
Business combination, number of shares expected to be purchase															43,930
Subsequent Event | Forward Share Purchase Agreement Seventh Right | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, share price | $ / shares							$ 10.92
Business combination, shares acquired							50,000
Subsequent Event | Forward Share Purchase Agreement Fourth Right | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, share price | $ / shares			$ 10.92
Business combination, shares acquired			46,137					46,137
Subsequent Event | Forward Share Purchase Agreement Fifth Right | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, share price | $ / shares			$ 10.82					$ 10.82
Business combination, shares acquired			93,676					93,676
Subsequent Event | Forward Share Purchase Agreement Sixth Right | Kepos Alpha Fund L.P. | Maximum
Subsequent Event [Line Items]
Business combination, share price | $ / shares								$ 10.92
Subsequent Event | Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Subsequent Event [Line Items]
Preferred stock, par value | ₨ / shares												₨ 10.0
Preferred share obligation																												$ 2,000	₨ 140,000
Performance bonuses to be paid date, year												2020
Subsequent Event | Loan Agreement | Monte dei Paschi di Siena S.p.A. | Kaleyra S.p.A
Subsequent Event [Line Items]
Debt instrument face amount											$ 2,200,000														€ 2,000,000
Debt instrument, term											36 months
Interest rate											1.75%														1.75%
Subsequent Event | BPM Loan Agreement | Banco Popolare di Milano S.p.A. | Kaleyra S.p.A
Subsequent Event [Line Items]
Debt instrument face amount										$ 6,500,000														€ 6,000,000
Debt instrument, term										45 months
Description of variable rate										three-month Euribor plus a spread of 3.00%.
Interest variable rate										3.00%
Frequency of periodic repayment										15 quarterly installments
Subsequent Event | BPM Loan Agreement | Banco Popolare di Milano S.p.A. | New Financing | Kaleyra S.p.A
Subsequent Event [Line Items]
Debt instrument face amount | $										$ 2,700,000
Subsequent Event | Resale Registration Statement | Cowen and Company, LLC and Chardan Capital markets, LLC
Subsequent Event [Line Items]
Common stock value | $						$ 2,700,000
Warrants exercise price | $ / shares						$ 0.01
Beneficial ownership limitation percentage						4.99%
Settlement shares, threshold percentage						15.00%
Settlement shares, trailing days | d						10
Subsequent Event | Resale Registration Statement | Cowen and Company, LLC and Chardan Capital markets, LLC | Convertible Notes
Subsequent Event [Line Items]
Debt instrument, term						3 years
Interest rate						5.00%
Convertible notes | $						$ 2,700,000
Convertible notes, threshold percentage						5.00%
Convertible notes, trailing days | d						10
Repaid earlier interest rate issuance term						1 year
Repaid after interest rate issuance term						2 years
Earnout Shares | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares issued																							1,763,633
Kaleyra S.p.A | BPM Loan Agreement | Banco Popolare di Milano S.p.A.
Subsequent Event [Line Items]
Debt instrument face amount										$ 6,500,000														€ 6,000,000.0
Debt instrument, term										45 months
Description of variable rate										three-month Euribor plus a spread of 3.00%.
Interest variable rate										3.00%
Frequency of periodic repayment										15 quarterly installments
Kaleyra S.p.A | BPM Loan Agreement | Banco Popolare di Milano S.p.A. | New Financing
Subsequent Event [Line Items]
Debt instrument face amount | $										$ 2,700,000
Kaleyra S.p.A | Subsequent Event | Unicredit
Subsequent Event [Line Items]
Deferment of debt repayments to next 12 months | $							$ 1,600,000	$ 694,000

[1]	Amounts as of December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.